Expense Example, No Redemption - GMO High Yield Fund	Mar. 21, 2025 USD ($)
Class VI
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 36
Expense Example, No Redemption, 3 Years	150
Expense Example, No Redemption, 5 Years	274
Expense Example, No Redemption, 10 Years	636
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	36
Expense Example, No Redemption, 3 Years	169
Expense Example, No Redemption, 5 Years	314
Expense Example, No Redemption, 10 Years	737
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	46
Expense Example, No Redemption, 3 Years	279
Expense Example, No Redemption, 5 Years	530
Expense Example, No Redemption, 10 Years	$ 1,250